Note 2 - Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans, gross	$ 2,495,938	$ 2,330,600
Financing Receivable, 90 Days or More Past Due, Still Accruing	389	1,049
Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	3,742	4,175
Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	564	998
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	389	2,382
Financial Asset, Past Due [Member]
Loans, gross	4,695	7,555
Financial Asset, Not Past Due [Member]
Loans, gross	2,491,243	2,323,045
Real Estate Portfolio Segment [Member]
Loans, gross	2,303,140	2,076,783
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	679,536	535,994
Financing Receivable, 90 Days or More Past Due, Still Accruing	357	796
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	1,951	2,634
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	169	511
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	357	1,818
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, Past Due [Member]
Loans, gross	2,477	4,963
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	677,059	531,031
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	29,300	111,646
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	29,300	111,646
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	879,373	837,766
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	149
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	0	460
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Past Due [Member]
Loans, gross	0	460
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	879,373	837,306
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	603,292	488,626
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	44
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	1,154	768
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	215	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	0	44
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Past Due [Member]
Loans, gross	1,369	812
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	601,923	487,814
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	9,367	15,429
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Farmland [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	9,367	15,429
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	10,043	8,433
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	121	265
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	0	0
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, Past Due [Member]
Loans, gross	121	265
Real Estate Portfolio Segment [Member] | Second Mortgages [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	9,922	8,168
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	92,229	78,889
Financing Receivable, 90 Days or More Past Due, Still Accruing	9	0
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	170	31
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	0	302
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	9	0
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, Past Due [Member]
Loans, gross	179	333
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	92,050	78,556
Commercial Portfolio Segment [Member]
Loans, gross	116,717	172,811
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Commercial Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	58	114
Commercial Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	81	104
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	0	0
Commercial Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans, gross	139	218
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	116,578	172,593
Agricultural Installment and Other Portfolio Segment [Member]
Loans, gross	76,081	81,006
Financing Receivable, 90 Days or More Past Due, Still Accruing	23	60
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, gross	288	363
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, gross	99	81
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, gross	23	60
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Loans, gross	410	504
Agricultural Installment and Other Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Loans, gross	$ 75,671	$ 80,502